STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	181 Months Ended	12 Months Ended	172 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2009	Sep. 30, 2011	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
Investment Income								$ 170,753
Other Income							12,640	12,640
Revenue							12,640	183,393
Operating expenses:
General and administrative expenses	564,910	528,814	2,260,713	730,199	1,993,905	21,704,929	2,109,556	19,237,274
Depreciation	1,625	1,534	4,778	4,514		55,996
Research and development			111,832		303,000	6,264,753	257,350	2,843,406
Depreciation and Amortization					3,534		6,048	85,117
Transaction (See Note 3)								3,309,515
Total operating expenses	566,535	530,348	2,377,323	734,713	2,300,439	28,025,678	2,372,954	25,475,312
Gain/Loss from operations	(566,535)	(530,348)	(2,377,323)	(734,713)	(2,300,439)	(28,025,678)	(2,360,314)	(25,291,919)
OTHER INCOME (EXPENSES):
Interest income			10			17,286		17,276
Interest expense	130,295	65,712	321,123	121,900		606,235	166,671	285,112
Gain on disposal of assets						794		794
Gain / Loss on extinguishment of debt					(163,312)	(152,914)		(152,914)
Embedded Derivative Expense / Adjustments to fair value of derivatives	1,439	(10,942)	(79,092)	10,239		(16,042)	(48,299)	(48,299)
OTHER INCOME (EXPENSES)						205,327
Total Other Income (Expenses), net	(128,856)	(76,654)	(400,205)	(111,661)		(551,784)
Net loss before minority interest/Gain/Loss before income tax					(2,463,751)		(2,575,284)	(25,760,173)
LOSS BEFORE MINORITY INTEREST	(695,391)	(607,002)	(2,777,528)	(846,374)		(28,577,462)
Minority Interest in Subsidiary Loss						(183,422)		(183,422)
Net loss from operations/Net gain/ loss	$ (695,391)	$ (607,002)	$ (2,777,528)	$ (846,374)	$ (2,463,751)	$ (28,394,040)	$ (2,575,284)	$ (25,576,751)
Net loss per share / Basic and diluted	$ (0.01)	$ (0.02)	$ (0.06)	$ (0.02)	$ (0.08)	$ (0.75)	$ (0.07)	$ (0.69)
Weighted average shares outstanding / Basic and diluted	47,739,213	36,024,559	47,739,213	36,024,559	31,848,172	37,646,529	36,762,006	36,805,472